Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

February 1, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Emerging Markets Fixed Income Fund (formerly Deutsche Enhanced Emerging Markets Fixed Income Fund), Deutsche High Conviction Global Bond Fund (formerly Deutsche Enhanced Global Bond Fund), and Deutsche Global Small Cap Fund (collectively, the “Funds”), each a series of Deutsche Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 157 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 31, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Sincerely yours,

/s/Andrew Hone

Andrew Hone

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.